NATIONWIDE(R) MUTUAL FUNDS
                      NATIONWIDE GLOBAL LIFE SCIENCES FUND



                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001
                                   (UNAUDITED)

                                   BLANK PAGE

                           NATIONWIDE(R) MUTUAL FUNDS
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001


                                TABLE OF CONTENTS

Management Discussion of Fund Performance ..................................   4

Schedule of Portfolio Investments ..........................................   5

Statement of Assets and Liabilities ........................................   6

Statement of Operations ....................................................   7

Statement of Changes in Net Assets .........................................   8

Financial Highlights .......................................................   9

Notes to Financial Statements ..............................................  10

                      NATIONWIDE GLOBAL LIFE SCIENCES FUND

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST ITS BENCHMARK?

For the four months ended April 30, 2001, the Nationwide Global Life Sciences Fund returned -12.51%(a) versus -15.03% for the Goldman Sachs Health Care Index, its benchmark. The Fund commenced operations on December 29, 2000.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM
PERFORMANCE?

The Fund outperformed its benchmark due to strong stock selection. The health care sector, however, normally a defensive haven in times of economic uncertainty, suffered early this year due to high valuations, regulatory concerns, and increased competition from both new drugs and generic alternatives. Competition within the drug industry is projected to increase, particularly from generic manufacturers, as legislation is expected that would make it easier for generics to get their drugs to market and harder for the major pharmaceutical companies to extend their patents.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR
PORTFOLIO'S PERFORMANCE?+

Stocks that performed well for the period included XOMA, a biopharmaceutical company whose new psoriasis drug, though still in clinical trials, shows great promise; Amerisource Health, a pharmaceutical distributor whose pending merger with Bergen Brunswig would lead the company to the position of the U.S.'s third largest distributor; Baxter International, which manufactures a range of products that deliver fluids and drugs to patients; Biomet, a musculoskeletal medical product maker; and Ivax, a generic and branded drug maker.

WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?

Going forward, we are very positive regarding the health care sector's growth prospects given an aging global population and the "genomics" revolution that should improve the drug discovery process and accelerate the time to market for new therapeutics. The Fund continues to be well diversified across the health care sector. We will continue to focus on the regulatory landscape and the possible inclusion of a drug benefit under the Medicare program.

------------------------
(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Manager:
  Paul Cluskey

PORTFOLIO MARKET VALUE $2,447,475
April 30, 2001

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS+
+(Subject to Change)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS]
Repurchase Agreement 12.8%
Common Stock 87.2%

AGGREGATE TOTAL RETURNS
(For Period Ended April 30, 2001)
                                                 INSTITUTIONAL
                CLASS A            CLASS B          SERVICE
YEARS      W/O SC**   W/SC1    W/O SC**   W/SC2      CLASS3
--------------------------------------------------------------------------------
Life*      -12.51%   -17.54%   -12.70%   -17.07%     -12.46%
--------------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance date.

 * Fund  commenced  operations  on December  29, 2000.

** These  returns do not reflect the effects of a sales  charge.

1 A 5.75%  front-end  sales  charge was deducted.

2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

3  Not subject to any sale charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                           NATIONWIDE(R) MUTUAL FUNDS
                      NATIONWIDE GLOBAL LIFE SCIENCES FUND
               SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------
                                                MARKET
SHARES      SECURITY DESCRIPTION                 VALUE
--------------------------------------------------------------------------------

COMMON STOCK  (97.5%)
            DRUGS  (42.0%)
    2,320   Abbott Laboratories               $ 107,602
      250   Allergan, Inc.                       19,000
    1,141   American Home Products Corp.         65,893
    1,300   AmeriSource Health Corp.
            Class A*                             70,200
    1,530   Amgen, Inc.*                         93,544
      645   Cardinal Health, Inc.                43,473
      800   Cephalon, Inc.*                      50,960
      788   Eli Lilly & Co.                      66,980
    1,590   ImmunoGen, Inc.*                     31,752
    1,760   IVAX Corp.*                          70,488
    1,340   King Pharmaceuticals, Inc.*          56,454
      930   Medicis Pharmaceutical Corp.
            Class A*                             46,221
      442   OSI Pharmaceuticals, Inc.*           22,692
    2,734   Pfizer, Inc.                        118,382
    1,500   Schering-Plough Corp.                57,810
                                              ---------
                                                921,451
                                              ---------
            MEDICAL -- BIOMEDICAL/
            GENETIC (18.3%)
      160   Applera Corp.-Celera Genomics
            Group*                                6,600
    1,102   Bristol-Myers Squibb Co.             61,712
    1,160   Genentech, Inc.*                     60,900
      600   Genzyme Corp.*                       65,382
      370   Human Genome Sciences, Inc.*         23,765
    2,300   Inhale Therapeutic Systems, Inc.*    76,589
      631   Millenium Pharmaceuticals, Inc.*     23,473
      660   Protein Design Labs, Inc.*           42,405
    3,530   Xoma Ltd.*                           39,501
                                              ---------
                                                400,327
                                              ---------
            MEDICAL -- HMO (1.0%)
      720   Oxford Health Plans, Inc.*           22,392
                                              ---------
            MEDICAL-- HOSPITALS (8.4%)
    1,880   Community Health Systems.*           53,655
      790   HCA-The Healthcare Co.               30,573
      900   Tenet Healthcare Corp.*              40,176
      660   Universal Health Services, Inc.
            Class B*                             59,242
                                              ---------
                                                183,646
                                              ---------
            MEDICAL INSTRUMENTS (9.2%)
    1,500   Beckman Coulter, Inc.                53,325
    1,860   Biomet, Inc.                         79,478
    1,100   Guidant Corp.*                       45,100
      700   Techne Corp.*                        22,470
                                              ---------
                                                200,373
                                              ---------

--------------------------------------------------------------------------------
                                                MARKET
SHARES      SECURITY DESCRIPTION                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
            MEDICAL PRODUCTS (13.3%)
      730   Baxter International, Inc.        $  66,540
    1,230   Johnson & Johnson                   118,670
    1,420   MiniMed, Inc.*                       56,715
    1,520   Respironics, Inc.*                   48,245
                                              ---------
                                                290,170
                                              ---------
            THERAPEUTICS (5.3%)
      340   Abgenix, Inc.*                       12,750
      920   Gilead Sciences, Inc.*               45,062
      960   Inspire Pharmaceuticals, Inc.*       12,672
    1,070   Medarex, Inc.*                       25,584
      700   Scios, Inc.*                         19,048
                                              ---------
                                                115,116
                                              ---------
            TOTAL COMMON STOCK                2,133,475
                                              ---------

--------------------------------------------------------------------------------
                                                MARKET
PRINCIPAL   SECURITY DESCRIPTION                 VALUE
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (14.4%)
$314,000    Fifth Third Bank 4.40%, 05/01/01,
            (Collateralized by FNMB)            314,000
                                              ---------
            TOTAL REPURCHASE AGREEMENT          314,000
                                              ---------
            TOTAL INVESTMENTS
            (COST $2,301,878) (A)-- (111.9%)  2,447,475
            LIABILITIES IN EXCESS OF
            OTHER ASSETS-- (-11.9%)            (261,179)
                                              ---------
            TOTAL NET ASSETS -- (100.0%)      2,186,296
                                              =========

--------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation                   $176,497
      Unrealized depreciation                    (30,900)
                                                --------
      Net unrealized appreciation               $145,597
                                                ========

* Denotes a non-income  producing security.

FNMB Federal National Mortgage Bank

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  NATIONWIDE
                                                                 GLOBAL LIFE
                                                                SCIENCES FUND
                                                             ------------------
ASSETS:
Investments, at value (cost $1,987,878)                           $2,133,475
Repurchase agreements, at cost                                       314,000
                                                                   ---------
    Total Investments                                              2,447,475
                                                                  ----------
Cash                                                                     903
Interest and dividends receivable                                      1,422
Receivable for investments sold                                       48,649
Receivable from adviser                                               14,782
                                                                  ----------
    Total Assets:                                                  2,513,231
                                                                  ----------
LIABILITIES:
Payable for investments purchased                                    294,173
Accrued expenses and other payables
   Investment advisory fees                                              901
   Fund administration fees                                            6,164
   Transfer agent fees                                                   173
   Distribution fees                                                     708
   Other                                                              24,816
                                                                  ----------
       Total Liabilities:                                            326,935
                                                                  ----------
NET ASSETS                                                        $2,186,296
                                                                  ==========
REPRESENTED BY:
Capital                                                           $2,501,743
Accumulated net investment income (loss)                                (704)
Accumulated net realized gains (losses) from investment
  transactions                                                      (460,340)
Net unrealized appreciation (depreciation) on investments            145,597
                                                                  ----------
NET ASSETS                                                        $2,186,296
                                                                  ==========
NET ASSETS:
Class A Shares                                                      $728,992
Class B Shares                                                       727,469
Institutional Service Class Shares                                   729,835
                                                                  ----------
   Total                                                          $2,186,296
                                                                  ==========
SHARES OUTSTANDING (unlimited number of shares authorized)
Class A Shares                                                        83,415
Class B Shares                                                        83,333
Institutional Service Class Shares                                    83,468
                                                                  ----------
   Total                                                             250,216
                                                                  ==========
NET ASSET VALUE:
Class A Shares                                                         $8.74
Class B Shares*                                                        $8.73
Institutional Service Class Shares                                     $8.74

MAXIMUM OFFERING PRICE PER SHARE
     (100%/(100%-maximum sales charge) of net asset
     value adjusted to the nearest cent)
Class A Shares                                                         $9.27
                                                                  ----------
Maximum Sales Charge - Class A Shares                                   5.75%
                                                                  ==========

-------------------------------------------------
* For Class B Shares, the redemption price per share varies by length of time shares are held and are not subject to a front-end sales charge.

See notes to financial statements.


                              NATIONWIDE(R) MUTUAL FUNDS
                                STATEMENT OF OPERATIONS
                          FOR THE PERIOD ENDED APRIL 30, 2001
                                      (UNAUDITED)
--------------------------------------------------------------------------------------------

NATIONWIDE
                                                                           GLOBAL LIFE
                                                                         SCIENCES FUND(A)
                                                                        ------------------
INVESTMENT INCOME:
   Interest income                                                         $    5,953
   Dividend income                                                              4,795
                                                                           ----------
     Total Income                                                              10,748
                                                                           ----------
EXPENSES:
   Investment advisory fees                                                     3,863
   Fund administration fees                                                    25,272
   Distribution fees Class A                                                      608
   Distribution fees Class B                                                    2,427
   Accounting fees                                                                824
   Transfer agent fees                                                            380
   Trustees' fees                                                                  32
   Professional fees                                                            3,263
   Custodian fees                                                               7,549
   Insurance fees                                                                   8
   Registration and filing fees                                                12,754
   Printing fees                                                                7,545
   Other                                                                           61
                                                                           ----------
     Total expenses before waived or reimbursed expenses                       64,586
   Expenses waived or reimbursed                                              (54,876)
                                                                           ----------
     Total Expenses                                                             9,710
                                                                           ----------
NET INVESTMENT INCOME (LOSS)                                                    1,038
                                                                           ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
   Net realized gains (losses) on investment transactions                    (460,340)
   Net change in unrealized appreciation/depreciation on investments          145,597
                                                                           ----------
   Net realized/unrealized gains (losses) on investments                     (314,743)
                                                                           ----------
CHANGE IN NET ASSETS FROM OPERATIONS                                       $ (313,705)
                                                                           ==========


------------------------------------------------------------
(a) For the period from December 29, 2000 (commencement of operations) through April 30, 2001.

See notes to financial statements.


                           NATIONWIDE(R) MUTUAL FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------


                                                                          NATIONWIDE
                                                                         GLOBAL LIFE
                                                                         SCIENCES FUND
                                                                        ---------------
                                                                         PERIOD ENDED
                                                                       APRIL 30, 2001(A)
                                                                        ---------------
                                                                          (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                                         $    1,038
   Net realized gains (losses) on investment transactions                 (460,340)
   Net change in unrealized appreciation/depreciation on investments       145,597
                                                                        ----------
Change in net assets from operations                                      (313,705)
                                                                        ----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
   Net investment income                                                      (656)
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS FROM:
   Net investment income                                                    (1,086)
                                                                        ----------
Change in net assets from shareholder distributions                         (1,742)
                                                                        ----------
Change in net assets from capital transactions                           2,501,743
                                                                        ----------
Change in net assets                                                     2,186,296

NET ASSETS:
   Beginning of period                                                          --
                                                                        ----------
   End of period                                                        $2,186,296
                                                                        ==========


(a) For the period from December 29, 2000 (commencement of operations) through April 30, 2001.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                      NATIONWIDE GLOBAL LIFE SCIENCES FUND
                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------


                                                                                 INSTITUTIONAL
                                              CLASS A SHARES  CLASS B SHARES SERVICE CLASS SHARES
                                              --------------  --------------- -------------------
                                             PERIOD ENDED      PERIOD ENDED       PERIOD ENDED
                                            APRIL 30, 2001(A) APRIL 30, 2001(A) APRIL 30, 2001(A)
                                              --------------  --------------- -------------------
                                                (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
NET ASSET VALUE  BEGINNING OF PERIOD                 $10.00           $10.00           $10.00
                                                     ------           ------           ------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                        0.02            (0.01)            0.01
   Net realized and unrealized gains (losses)
     on investments                                   (1.26)           (1.26)           (1.26)
                                                     ------           ------           ------
     Total investment activities                      (1.24)           (1.27)           (1.25)
                                                     ------           ------           ------
DISTRIBUTIONS:
   Net investment income                              (0.02)              --            (0.01)
                                                     ------           ------           ------
     Total distributions                              (0.02)              --            (0.01)
                                                     ------           ------           ------
   Net increase (decrease) in net asset value         (1.26)           (1.27)           (1.26)
                                                     ------           ------           ------
NET ASSET VALUE END OF PERIOD                         $8.74            $8.73            $8.74
                                                     ======           ======           ======
     Total Return (excluding sales charge)           (12.51%)(b)      (12.70%)(b)   (12.46%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                      $729             $727             $730
Ratio of expenses to average net assets                1.23%(c)         1.83%(c)         0.90%(c)
Ratio of net investment income to average net assets   0.23%(c)        (0.37%)(c)        0.56%(c)
Ratio of expenses to average net assets*               8.62%(c)         9.37%(c)         8.38%(c)
Portfolio turnover **                                223.10%          223.10%          223.10%

-----------------------------------
 *  During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For period from December 29, 2000 (commencement of operations) through April 30, 2001.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust operates thirty-five separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Nationwide Global Life Sciences Fund (Global Life Sciences or the "Fund").

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A) SECURITY VALUATION
Equity securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Fund's Board of Trustees. If the pricing agent is unable to obtain a readily available market quotation, the security is priced at fair value, under procedures approved by the Funds' Board of Trustees. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

(B) REPURCHASE AGREEMENTS
The Fund may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement, at a market value equal to or greater than the repurchase price
(including accrued interest). Collateral subject to repurchase agreements is held by the Fund's custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

(C) SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.


                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(D) FEDERAL INCOME TAXES
Each  Fund's  policy  is to  qualify  or  continue  to  qualify  as a  regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Fund to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(E) DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the Fund.

(F) EXPENSES
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(G) CAPITAL SHARE TRANSACTIONS
 Transactions in capital shares of the Funds were as follows:

                                            GLOBAL LIFE SCIENCES
                                         --------------------------
                                                PERIOD ENDED
                                              APRIL 30, 2001(A)
                                         --------------------------
                                                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES
   Proceeds from shares issued                 $  833,334
   Dividends reinvested                               656
                                               ----------
                                                  833,990
                                               ----------
CLASS B SHARES
   Proceeds from shares issued                    833,333
                                               ----------
                                                  833,333
                                               ----------
INSTITUTIONAL SERVICE CLASS SHARES
   Proceeds from shares issued                    833,334
   Dividends reinvested                             1,086
                                               ----------
                                                  834,420
                                               ----------
Change in net assets from capital transactons  $2,501,743
                                               ==========
SHARE TRANSACTIONS:
CLASS A SHARES
   Issued                                          83,334
   Reinvested                                          81
                                               ----------
                                                   83,415
                                               ----------
CLASS B SHARES
   Issued                                          83,333
                                               ----------
                                                   83,333
                                               ----------
INSTITUTIONAL SERVICE CLASS SHARES
   Issued                                          83,334
   Reinvested                                         134
                                               ----------
                                                   83,468
                                               ----------
Total change in shares                            250,216
                                               ==========

(a) For the period from December 29, 2000 (commencement of operations) through April 30, 2001.

(3) TRANSACTION WITH AFFILIATES
Under the terms of the Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Fund. Under the terms of the Investment Advisory Agreement, the Fund pays VMF an investment advisory fee of 0.53% based on the Fund's average daily net assets.

VMF has entered into an Expense Limitation Agreement with the Trust on behalf of the Fund. Pursuant to the Expense Limitation Agreement, VMF has agreed to waive fees or otherwise reimburse expenses of the Fund in order to limit annual Fund operating expenses at or below stated expense caps of 1.23% for Class A shares, 1.83% for Class B shares and 0.90% for Institutional Service Class shares for the period ended April 30, 2001.

VMF may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made with

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

out causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of the period ended April 30, 2001, the cumulative reimbursements were $54,876 for the Global Life Sciences Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc.("NAS"), the Fund's Distributor, is compensated by the Fund for expensesassociated with the distribution of Class A and Class B shares of the Fund. These fees are based on average daily net assets of the respective class of theFund at an annual rate not to exceed 0.25% for Class A shares and 1.00% for Class B. As disclosed in a Subsequent Event footnote in the Annual Report datedOctober 31, 2000, the Board of Trustees approved a change in the principal underwriter of the Trust from NAS to Villanova Distribution Services, Inc. As of April 30, 2001 the change in underwriter has not occurred.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Fund in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A shares. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A shares of the Fund. NAS also receives fees for services as principal underwriter for Class B shares of the Fund. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. For the six months ended April 30, 2001, NAS received no commissions from front-end sales charges of Class A or from CDSC fees from Class B shares of the Fund.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Fund for providing various administrative and accounting services. These fees are calculated daily based on the Fund's average daily net assets and paid monthly. During the period ended April 30, 2001, the Fund incurred fund administration fees according to the following schedule:

                                   FUND
                              ADMINISTRATION
                               FEE SCHEDULE*
                    -----------------------------------
                    Up to $250 million            0.07%
                    On the next $750 million      0.05%
                    On $1 billion and more        0.04%
                    -----------------------------------

* The Fund Administration fee is subject to a minimum of $75,000 per year.

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide subadministration services to the Fund.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Fund. For these services, NISI received fees at $20 per account for Class A and Class B shares and 0.01% of the average daily net assets of the Institutional Service Class shares.

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Fund.

                                    Continued

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                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

4. BANK LOANS
NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. The Fund had no outstanding borrowings as of April 30, 2001.

5. INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2001, are summarized as follows:

FUND                                    PURCHASES         SALES
-------                                 -----------     -=--------
Global Life Sciences ................   $7,370,828     $4,922,610

6. SUBSEQUENT EVENT
Effective May 15, 2001, the Fund changed its name to Gartmore Global Health Sciences Fund. In addition, the investment advisory fee was increased to 1.00% and the expense caps were increased to 1.75% for Class A shares, 2.35% for Class B shares and 1.25% for Institutional Service Class shares effective May 15, 2001.

14
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